Inventories	12 Months Ended
Mar. 31, 2018
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Inventories

12. Inventories

Inventories consist of the following:

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Raw materials and consumables	55,643	83,300	1,279
Work-in-progress	33,171	30,192	464
Finished goods	8,452	6,392	98

	97,266	119,884	1,841

Inventories with a carrying amount of ₹ 51,249 million and ₹ 81,392 million ($ 1,250 million) have been pledged as security against certain bank borrowings of the Group as at March 31, 2017 and March 31, 2018, respectively. (Refer note 17)

Inventory held at net realizable value amounted to ₹ 449 million and ₹ 615 million ($9 million) as at March 31, 2017 and March 31, 2018, respectively. The write down on this inventory amounted to ₹ 120 million and ₹ 837 million ($ 12 million) for the year ended March 31, 2017 and March 31, 2018, respectively.